Restatement of Financial Statements (Details 3) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019		Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss		$ (3,493,215)	$ (2,207,020)
Prepaid expense		109,124	(14,687)
Accounts payable and accrued expenses		(344,893)	1,442,264
Net cash provided by (used in) operating activities		(2,807,673)	958,356
CASH FLOWS FROM INVESTING ACTIVITIES
Net cash used in investing activities		(126,115)
CASH FLOWS FROM FINANCING ACTIVITIES
Net cash provided by financing activities		4,426,178	(775,158)
CASH AND RESTRICTED CASH, BEGINNING OF PERIOD		934,729	471,308			$ 471,308
CASH AND RESTRICTED CASH, END OF PERIOD		1,309,374		$ 471,308		934,729
As Filed [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss		(1,285,120)	(1,285,120)	(2,068,150)	[1]
Prepaid expense	[2]
Accounts payable and accrued expenses			520,364	(1,464,657)	[1]
Operating liabilities	[2]
Net cash provided by (used in) operating activities			958,356	(2,299,215)
CASH FLOWS FROM INVESTING ACTIVITIES
Net cash used in investing activities				(2,200)
CASH FLOWS FROM FINANCING ACTIVITIES
Net cash provided by financing activities			(775,158)	2,772,723
NET CHANGE IN CASH AND RESTRICTED CASH			183,198	471,308
CASH AND RESTRICTED CASH, BEGINNING OF PERIOD			64,470			64,470
CASH AND RESTRICTED CASH, END OF PERIOD			247,668	64,470
Adjustments [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss		(921,900)	(921,900)	(2,910,200)
Prepaid expense				(179,521)
Accounts payable and accrued expenses			921,900	2,910,200
Operating liabilities				179,521
Net cash provided by (used in) operating activities
CASH FLOWS FROM INVESTING ACTIVITIES
Net cash used in investing activities
CASH FLOWS FROM FINANCING ACTIVITIES
Net cash provided by financing activities
NET CHANGE IN CASH AND RESTRICTED CASH
CASH AND RESTRICTED CASH, BEGINNING OF PERIOD
CASH AND RESTRICTED CASH, END OF PERIOD
As Restated [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss		$ (2,207,020)	(2,207,020)	(5,157,871)
Accounts payable and accrued expenses			1,442,264
Operating liabilities				1,625,064
Net cash provided by (used in) operating activities			958,356	(2,299,215)
CASH FLOWS FROM INVESTING ACTIVITIES
Net cash used in investing activities				(2,200)
CASH FLOWS FROM FINANCING ACTIVITIES
Net cash provided by financing activities			(775,158)	2,772,723
NET CHANGE IN CASH AND RESTRICTED CASH			183,198	471,308
CASH AND RESTRICTED CASH, BEGINNING OF PERIOD			64,470			$ 64,470
CASH AND RESTRICTED CASH, END OF PERIOD			$ 247,668	$ 64,470

[1]	The Company determined that it should accrue a liability for potential 2019 sales taxes that might be payable to the states in which it operates as a result of the Wayfair decision (See Note 2 - Sales Tax Liability). Accordingly, the Company accrued a liability of $2,910,200, representing a potential liability for sales taxes and penalties of $2,808,000 and interest expense of $102,200.
[2]	The Company adjusted the fair value of ownership interests in Holdco that were transferred to seller and the value of liabilities assumed in the April 5, 2019 acquisition (see Note 10) resulting in a $372,063 reduction in Goodwill; a $192,542 reduction in Additional Paid in Capital, and $179,521 reduction in liabilities assumed, which was recognized as a general and administrative expense.